Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 156,873	$ 118,656	$ 102,551
Accumulated depreciation and amortization	(29,180)	(31,646)	(27,403)
Net value of property and equipment		87,010	75,148
Land		16,970	12,234
Total property, plant and equipment, net	127,693	103,980	87,382
Building [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	40,022	36,228	34,710
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	90,738	76,497	61,539
Office equipment and software [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	4,013	2,868	3,221
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,401	1,412	1,193
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,392	1,651	$ 1,888
Land [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 19,307	$ 16,970